Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Other Assets

	2024 £m	2023 £m
Insurance contract assets	–	1
Reinsurance contract assets[2]	422	442
Investment in joint ventures and associates	542	401
Property, plant and equipment:
Investment properties (see below)	3,281	2,862
Premises	1,100	920
Equipment	879	1,170
Operating lease assets (see below)	7,265	6,523
Right-of-use assets (note 25)	872	1,055
	13,397	12,530
Prepayments	1,634	1,455
Disposal group assets[1]:
Deferred tax assets	13	–
Goodwill	50	–
Reinsurance contract assets[2]	5,059	–
	5,122	–
Other assets	3,671	2,315
Total other assets	24,788	17,144
1On 13 March 2024, the Group entered into a business transfer agreement with Rothesay Life plc for the sale of the Group’s bulk annuity business and to pursue the transfer of associated business assets and assumed liabilities under Part VII of the Financial Services and Markets Act 2000. A reinsurance agreement between the Group and Rothesay Life plc was signed on 30 April 2024 to materially de-risk the Group’s bulk annuity portfolio. The Part VII process is subject to approval by the High Court, through a process in which regulators and policyholders are given the opportunity to object. The Group expects the Part VII to take place in June 2025. During the year the assets and liabilities the Group expects to derecognise as a result of the Part VII transfer were reclassified to disposal group assets and disposal group liabilities. Disposal group assets are presented within other assets, and disposal group liabilities are presented within other liabilities in note 27. Disposal group assets and disposal group liabilities are included in the Insurance, Pensions and Investments operating segment.
2The Group’s reinsurance contract assets have increased by £5,039 million from £442 million to £5,481 million predominantly as a result of entering into the reinsurance agreement with
Rothesay Life plc in relation to the Group’s bulk annuity business. At 30 April 2024 the Group recognised a reinsurance contract asset of £5,418 million (comprised of present value of future cash flows of £5,087 million, risk adjustment for non-financial risk of £35 million and contractual service margin of £296 million). The balance of all reinsurance contract assets at
31 December 2024 of £5,481 million (2023: £442 million) held comprises the following: asset for remaining coverage (excluding loss-recovery component) of £5,060 million (2023:
£57 million), asset for remaining coverage loss-recovery component of £278 million (2023: £271 million) and asset for incurred claims of £143 million (2023: £114 million); the measurement components insurance contract assets being present value of future cash flows of £4,910 million (2023: £162 million), risk adjustment for non-financial risk of £71 million
(2023: £70 million) and contractual service margin of £500 million (2023: £210 million).

Schedule of Property, Plant and Equipment	The table below analyses movements in
level 3 investment properties, which are carried at fair value.

	2024 £m	2023 £m
At 1 January	2,862	2,532
Acquisition of new properties	640	450
Additional expenditure on existing properties	26	19
Change in fair value (note 7)	67	(87)
Disposals	(314)	(52)
At 31 December	3,281	2,862

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases	At 31 December the future
minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024	1,577	956	821	365	85	6	3,810
At 31 December 2023	1,336	857	680	309	70	4	3,256
Note 24: Other assets continued
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2024 £m	2023 £m
Electric vehicles	3,894	3,259
Internal combustion engine vehicles	1,630	1,815
Self-charging hybrid vehicles	166	186
Plug-in hybrid vehicles	1,575	1,258
Other	–	5
Total operating lease assets	7,265	6,523